Segmented information (Schedule of geographical areas, revenue by customer location) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue from external customers	$ 2,211.0	$ 2,021.2
China [Member]
Disclosure of operating segments [line items]
Revenue from external customers	923.4	755.0
Canada [Member]
Disclosure of operating segments [line items]
Revenue from external customers	702.0	741.1
Japan [Member]
Disclosure of operating segments [line items]
Revenue from external customers	320.2	274.1
India [Member]
Disclosure of operating segments [line items]
Revenue from external customers	148.0	82.0
Germany [Member]
Disclosure of operating segments [line items]
Revenue from external customers	44.5	0.0
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	22.2	0.0
South Korea [Member]
Disclosure of operating segments [line items]
Revenue from external customers	19.5	23.0
United States [Member]
Disclosure of operating segments [line items]
Revenue from external customers	14.5	67.4
Chile [Member]
Disclosure of operating segments [line items]
Revenue from external customers	11.1	0.0
Philippines [Member]
Disclosure of operating segments [line items]
Revenue from external customers	4.2	63.9
Netherlands [Member]
Disclosure of operating segments [line items]
Revenue from external customers	1.4	0.0
Switzerland [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0.0	13.6
Belgium [Member]
Disclosure of operating segments [line items]
Revenue from external customers	$ 0.0	$ 1.1